Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Plant and Equipment [Abstract]
Components of Plant and equipment
	December 31, 2014	December 31, 2013
Leasehold improvements	$6,393	$6,393
Furniture and fittings	26,148	23,099
Laboratory equipment	965,811	837,882
Computer equipment	32,459	19,044
Vehicles	-	17,658
Total	1,030,811	904,076
Accumulated depreciation	(549,160)	(450,375)
	$481,651	$453,701